Summary of Significant Accounting Policies (Crop Production Cost by Component) (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Summary Of Significant Accounting Policies Crop Production Cost By Component Details
Alfalfa seed production	$ 0	$ 1,747,429
Alfalfa hay	92,037	16,885
Other crops	120,194	187,786
Total crop production costs	$ 212,231	$ 1,952,100